Label	Element	Value
AIG Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001274768_SupplementTextBlock

SUNAMERICA SPECIALTY SERIES

AIG Commodity Strategy Fund

(each, a “Fund”)

Supplement dated January 28, 2019 to

each Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2018, as supplemented to date

Effective immediately, the following changes are made to each Fund’s Prospectus and SAI:

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Commodity Strategy Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is added after the first sentence of the paragraph under the subsection of each Fund’s Prospectus entitled “Fees and Expenses of the Fund”:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following is added after the third sentence of the paragraph under the subsection of each Fund’s Prospectus entitled “Fees and Expenses of the Fund – Example”:

You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.